Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 09, 2019	May 31, 2020	Jun. 13, 2021	Mar. 31, 2021	Mar. 31, 2020
Number of shares issued				1,070,424	3,044,657
Shares issued, value	$ 69,391
Proceeds from warrant exercises				$ 455,497
Conversion of debt into common stock, shares		25,003
Debt conversion amount		$ 25,382
Subsequent Event [Member]
Number of shares issued			250,718
Conversion of debt into common stock, shares			80,522
Debt conversion amount			$ 232,658
Cashless warrant exercises, shares			116,682
Cashless exercise of warrants to purchase shares			181,474
Subsequent Event [Member] | Warrant [Member]
Number of shares issued			4,500
Exercise of warrants			4,500
Proceeds from warrant exercises			$ 40,000
Subsequent Event [Member] | Investor [Member]
Number of shares issued			49,014
Shares issued, value			$ 343,098